CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jun. 30, 2021		Mar. 31, 2021		Jan. 29, 2021	Dec. 31, 2020		Nov. 17, 2020
Current assets
Cash	$ 525,404						$ 0
Prepaid expenses	402,195						0
Total Current Assets	927,599						0
Deferred offering costs	0						304,412
Marketable securities held in Trust Account	207,014,497						0
TOTAL ASSETS	207,942,096						304,412
Current liabilities
Accounts payable and accrued expenses	1,938,902						0
Accrued offering costs	7,515						246,037
Promissory note - related party	0						38,375
Total Current Liabilities	1,946,417						284,412
Deferred underwriting fee payable	7,245,000					$ 7,245,000	0
TOTAL LIABILITIES	9,191,417						284,412
Commitments and Contingencies
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively	207,000,000						0
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Ordinary shares		$ 61		$ 61		61
Additional paid-in capital	0	0		0		0	24,482
Accumulated deficit	(8,249,900)	(7,352,147)		(5,918,253)		(5,769,486)	(5,000)
Total Shareholders' (Deficit) Equity	(8,249,321)	(7,351,568)	[1]	(5,917,674)	[1]	(5,768,907)	20,000		$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	207,942,096						304,412
Class A Ordinary Shares
Current liabilities
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively	207,000,000
Shareholders' (Deficit) Equity
Ordinary shares	61						0
Class A Ordinary Shares Subject to Redemption
Current liabilities
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively		$ 207,000,000		$ 207,000,000		$ 207,000,000
Class B Ordinary Shares
Shareholders' (Deficit) Equity
Ordinary shares	$ 518						$ 518	[2]

[1]	As restated for Class A ordinary shares subject to redemption (see Note 2).
[2]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.